Schedule of Investments (unaudited)	iShares® MSCI Global Agriculture Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Australian Agricultural Co. Ltd.(a)	45,720	$48,887
Costa Group Holdings Ltd.	66,120	134,574
Elders Ltd.	23,680	188,040
Inghams Group Ltd.	49,680	121,585
Nufarm Ltd./Australia	47,640	154,942
Select Harvests Ltd.	17,760	82,514
Tassal Group Ltd.	31,320	73,572
		804,114
Brazil — 0.4%
Sao Martinho SA	26,400	164,875
SLC Agricola SA	14,340	97,898
Tres Tentos Agroindustrial SA(a)	18,280	24,062
		286,835
Canada — 7.5%
Ag Growth International Inc.	2,840	72,920
Nutrien Ltd.	85,200	5,647,764
Rogers Sugar Inc.	13,400	60,840
Village Farms International Inc.(a)(b)	11,440	76,120
		5,857,644
Cayman Islands — 0.1%
China Youran Dairy Group Ltd.(a)(c)	120,000	63,401

China — 2.7%
Beijing Dabeinong Technology Group Co. Ltd., Class A	36,000	51,294
China BlueChemical Ltd., Class H	262,000	79,528
China Huishan Dairy Holdings Co. Ltd.(d)	295,050	—
China Modern Dairy Holdings Ltd.(b)	400,000	66,887
COFCO Joycome Foods Ltd.	358,000	120,259
First Tractor Co. Ltd., Class H(b)	64,000	29,408
Fujian Sunner Development Co. Ltd., Class A	12,000	41,339
Heilongjiang Agriculture Co. Ltd., Class A	16,000	35,945
Henan Shuanghui Investment & Development Co. Ltd., Class A	25,700	114,988
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	54,900	337,409
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,900	60,269
Jiangxi Zhengbang Technology Co. Ltd., Class A	24,000	36,335
Muyuan Foods Co. Ltd., Class A	47,966	392,857
New Hope Liuhe Co. Ltd., Class A(a)	40,000	90,167
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	19,080	88,466
Sichuan New Energy Power Co. Ltd.(a)	12,000	56,169
Sinofert Holdings Ltd.	320,000	47,117
Tongwei Co. Ltd., Class A	40,600	286,060
Wens Foodstuffs Group Co. Ltd., Class A(a)	57,520	143,969
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	12,000	45,312
		2,123,778
Cyprus — 0.1%
Ros Agro PLC, GDR	5,120	78,525

Egypt — 0.1%
Misr Fertilizers Production Co. SAE	7,040	42,615

France — 0.1%
Vilmorin & Cie SA	840	51,538

Germany — 1.0%
K+S AG, Registered(a)	28,520	484,435
KWS Saat SE & Co. KGaA	1,720	142,788
Security	Shares	Value

Germany (continued)
Suedzucker AG	10,560	$152,932
		780,155
Hong Kong — 1.0%
WH Group Ltd.(c)	1,240,000	780,204

India — 4.1%
Balrampur Chini Mills Ltd.	18,840	78,173
Bayer CropScience Ltd./India	2,000	122,447
Chambal Fertilizers and Chemicals Ltd.	24,720	119,474
Coromandel International Ltd.	17,480	171,985
Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,040	39,851
EID Parry India Ltd.	10,360	64,105
Escorts Ltd.	10,080	247,881
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,560	65,242
Gujarat State Fertilizers & Chemicals Ltd.	26,760	39,720
Kaveri Seed Co. Ltd.	3,640	24,215
PI Industries Ltd.	12,440	474,293
Rallis India Ltd.	11,720	38,756
Shree Renuka Sugars Ltd.(a)	78,800	26,004
Sumitomo Chemical India Ltd.	14,920	73,904
Tata Consumer Products Ltd.	89,280	925,851
Triveni Engineering & Industries Ltd.	10,680	29,346
UPL Ltd.	74,120	673,331
		3,214,578
Indonesia — 0.8%
Astra Agro Lestari Tbk PT	72,000	50,112
Charoen Pokphand Indonesia Tbk PT	1,100,000	465,343
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	620,000	69,287
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	468,000	40,408
Sawit Sumbermas Sarana Tbk PT	484,000	39,707
		664,857
Ireland — 0.1%
Origin Enterprises PLC	18,760	73,933

Israel — 1.4%
ICL Group Ltd.	105,320	915,217
Israel Corp. Ltd. (The)(a)(b)	560	213,043
		1,128,260
Japan — 5.3%
Hokuto Corp.	3,000	48,772
Kubota Corp.	152,800	3,179,460
Kumiai Chemical Industry Co. Ltd.	12,000	84,120
Maruha Nichiro Corp.	5,900	117,978
Mitsui DM Sugar Holdings Co. Ltd.	2,400	39,345
NH Foods Ltd.	12,500	424,960
Sakata Seed Corp.	4,200	115,682
Taki Chemical Co. Ltd.	800	38,413
YAMABIKO Corp.	5,100	56,041
Yukiguni Maitake Co. Ltd.	3,100	33,270
		4,138,041
Malaysia — 1.5%
Genting Plantations Bhd	40,000	64,015
IOI Corp. Bhd	372,000	324,731
Kuala Lumpur Kepong Bhd	65,800	328,726
QL Resources Bhd	160,007	172,868
Sime Darby Plantation Bhd	256,000	223,964
United Plantations BHD	16,000	52,124
		1,166,428

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 3.7%
CNH Industrial NV	152,880	$2,509,396
ForFarmers NV	4,920	19,334
OCI NV(a)	14,120	386,637
		2,915,367
Norway — 5.6%
Atlantic Sapphire ASA(a)(b)	10,840	51,789
Austevoll Seafood ASA	13,640	148,591
Bakkafrost P/F	7,480	491,253
Grieg Seafood ASA(a)	7,600	67,223
Leroy Seafood Group ASA	44,400	312,751
Mowi ASA	65,560	1,490,638
Norway Royal Salmon ASA	1,680	30,257
Salmar ASA	8,800	556,051
Yara International ASA	24,800	1,217,439
		4,365,992
Poland — 0.1%
Grupa Azoty SA(a)	7,400	63,637

Russia — 0.6%
PhosAgro PJSC, GDR	20,240	446,494

Saudi Arabia — 2.7%
Al Jouf Agricultural Development Co.	2,200	33,074
Almarai Co. JSC	37,200	474,470
National Agriculture Development Co. (The)(a)	7,360	59,149
SABIC Agri-Nutrients Co.	31,960	1,469,348
Saudi Fisheries Co.(a)	2,880	37,057
		2,073,098
Singapore — 1.5%
China XLX Fertiliser Ltd.	64,000	38,817
First Resources Ltd.	84,000	91,051
Golden Agri-Resources Ltd.	960,000	182,902
Japfa Ltd.(b)	60,040	26,331
Wilmar International Ltd.	284,000	851,770
		1,190,871
South Africa — 0.1%
Astral Foods Ltd.	5,840	62,487
Oceana Group Ltd.	12,800	47,482
		109,969
South Korea — 0.1%
Dongwon Industries Co. Ltd.	160	28,324
Harim Holdings Co. Ltd.(b)	4,880	36,983
Namhae Chemical Corp.	3,240	27,178
		92,485
Sweden — 1.1%
Husqvarna AB, Class B	62,480	879,627

Taiwan — 0.5%
Charoen Pokphand Enterprise	26,000	75,434
Taiwan Fertilizer Co. Ltd.	114,000	278,897
Taiwan TEA Corp.(a)	80,000	55,466
		409,797
Thailand — 0.6%
Charoen Pokphand Foods PCL, NVDR(b)	576,000	406,037
GFPT PCL, NVDR	76,000	26,388
Khon Kaen Sugar Industry PCL, NVDR(a)	224,054	23,271
Thaifoods Group PCL, NVDR(b)	152,000	18,764
		474,460
Security	Shares	Value

Turkey — 0.2%
Gubre Fabrikalari TAS(a)	7,524	$43,424
Hektas Ticaret TAS(a)	58,121	54,774
Turk Traktor ve Ziraat Makineleri AS	1,920	26,645
		124,843
United Kingdom — 0.5%
Cranswick PLC	7,880	372,879

United States — 53.5%
AGCO Corp.	9,560	1,053,608
American Vanguard Corp.	4,200	60,102
AppHarvest Inc.(a)(b)	8,440	42,284
Archer-Daniels-Midland Co.	83,560	5,198,268
Bunge Ltd.	21,160	1,831,821
Cal-Maine Foods Inc.	5,560	200,494
CF Industries Holdings Inc.	32,080	1,943,727
Corteva Inc.	109,640	4,933,800
Darling Ingredients Inc.(a)	24,200	1,633,984
Deere & Co.	44,000	15,203,760
FMC Corp.	19,200	1,923,648
Fresh Del Monte Produce Inc.	5,320	131,723
Hydrofarm Holdings Group Inc.(a)(b)	3,920	129,360
Ingredion Inc.	10,040	935,025
Lamb Weston Holdings Inc.	21,800	1,131,856
Lindsay Corp.	1,600	232,832
Mosaic Co. (The)	55,320	1,893,051
Pilgrim's Pride Corp.(a)	7,280	204,422
Sanderson Farms Inc.	3,000	563,340
Scotts Miracle-Gro Co. (The)	6,280	909,909
Toro Co. (The)	16,000	1,608,960
Vital Farms Inc.(a)(b)	2,320	39,231
		41,805,205
Total Common Stocks — 98.0%
(Cost: $69,429,248)		76,579,630

Preferred Stocks

Chile — 1.6%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	20,240	1,274,307

Total Preferred Stocks — 1.6%
(Cost: $833,475)		1,274,307

Rights

Thailand — 0.0%
Charoen Pokphand Foods PCL (Expires 12/31/21)(a)(b)	8,228	—

Total Rights — 0.0%
(Cost: $0)		—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	1,060,699	$1,061,124

Total Short-Term Investments — 1.4%
(Cost: $1,061,147)		1,061,124

Total Investments in Securities — 101.0%
(Cost: $71,323,870)		78,915,061

Other Assets, Less Liabilities — (1.0)%		(751,694)

Net Assets — 100.0%		$78,163,367

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,825,834	$—	$(764,645	)(a)	$(26)	$(39)	$1,061,124	1,060,699	$52,464	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	80,000	—	(80,000	)(a)	—	—	—	—	1		—
					$(26)	$(39)	$1,061,124		$52,465		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$51,018,159	$25,561,471	$—	$76,579,630
Preferred Stocks	—	1,274,307	—	1,274,307
Rights	—	—	—	—
Money Market Funds	1,061,124	—	—	1,061,124
	$52,079,283	$26,835,778	$—	$78,915,061

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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